Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ 48	£ (65)	£ 39
Fair value hedging
Disclosure of detailed information about hedged items
Gains/(losses) on the hedged items attributable to the hedged risk	610	54	(48)
(Losses)/gains on the hedging instruments	(585)	(7)	78
Hedging ineffectiveness	25	47	30
Cash flow hedging
Disclosure of detailed information about hedged items
Hedging ineffectiveness	23	(112)	9
Cash flow hedging | Interest rate contracts
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ 23	£ (112)	£ 9